Significant Accounting Policies - Schedule of Disaggregation of Revenue by Type of Contract (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation Of Revenue [Line Items]
Revenue	¥ 5,825,624	$ 892,816	¥ 4,647,513	¥ 2,561,229
Sales to Xiaomi
Disaggregation Of Revenue [Line Items]
Revenue	2,889,441		2,112,170	1,311,852
Sales to Xiaomi | Xiaomi-branded Products
Disaggregation Of Revenue [Line Items]
Revenue	2,560,787		1,859,499	1,175,332
Sales to Xiaomi | Viomi-branded Products
Disaggregation Of Revenue [Line Items]
Revenue	326,114		250,593	136,520
Sales to Xiaomi | Rendering Services
Disaggregation Of Revenue [Line Items]
Revenue	2,540		2,078
Sales to Third Party Customers
Disaggregation Of Revenue [Line Items]
Revenue	¥ 2,936,183		¥ 2,535,343	¥ 1,249,377